UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         February 14, 2011
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    76
                                                    ------------------

Form 13F Information Table Value Total:              $ 366,533
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    17257   199968 SH       Sole                   199968
ALCOA, INC.                    COM              013817101      173    11220 SH       Sole                    11220
ALLSTATE CORP.                 COM              020021010      223     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      370    15030 SH       Sole                    15030
APPLE INC                      COM              037833100     2257     6996 SH       Sole                     6996
ASCENT MEDIA CORP              COM              043632108     7752   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      326    11086 SH       Sole                    11086
BANK OF AMERICA                COM              060505104      192    14429 SH       Sole                    14429
BERKSHIRE HATHAWAY CL A        COM              084670108      723        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7210    90000 SH       Sole                    90000
BP PLC - SPONS ADR             COM              056622104      299     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      563    21250 SH       Sole                    21250
BROCADE COMM.                  COM              111621306     5824  1101000 SH       Sole                  1101000
CHEVRON CORP                   COM              166764100     6458    70775 SH       Sole                    70775
CNO FINL.GROUP                 COM              12621e103    22700  3348050 SH       Sole                  3348050
COCA COLA CO                   COM              191216100     5240    79670 SH       Sole                    79670
CONOCOPHILLIPS                 COM              20825C104     1384    20330 SH       Sole                    20330
CVS CORP.                      COM              126650100    11144   320507 SH       Sole                   320507
DISCOVER COMM  C               COM              25470F302    13720   373939 SH       Sole                   373939
DU PONT                        COM              163534109      579    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      458    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102     1019    13935 SH       Sole                    13935
FEDERATED INVESTORS            COM              314211103      797    30447 SH       Sole                    30447
FORTUNE BRANDS                 COM              349631101    17026   282590 SH       Sole                   282590
GOOGLE INC                     COM              38259P508     1269     2137 SH       Sole                     2137
GRUBB & ELLIS                  COM              400095204       25    20000 SH       Sole                    20000
HALLMARK FINANCIAL SERVICES, I COM              40624q203     1820   200000 SH       Sole                   200000
HARMAN INTL.                   COM              413086109    17557   379202 SH       Sole                   379202
HOME DEPOT INC.                COM              437076102      231     6575 SH       Sole                     6575
INTEL CORP                     COM              458140100     2804   133335 SH       Sole                   133335
J.P. MORGAN CHASE              COM              46625H100     6990   164786 SH       Sole                   164786
JOHNSON & JOHNSON              COM              478160104     3322    53716 SH       Sole                    53716
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     6702   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101      355     4624 SH       Sole                     4624
MERITOR SAVINGS BANK           COM              590007100     2478  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104    12254   439038 SH       Sole                   439038
NETFLIX INC.                   COM              64110L106      299     1700 SH       Sole                     1700
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    11260   443500 SH       Sole                   443500
PACIFIC RIM MINING             COM              694915208       16    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     1348    35000 SH       Sole                    35000
PAYCHEX INC.                   COM              704326107     1374    44450 SH       Sole                    44450
PFIZER INC                     COM              717081103     9944   567887 SH       Sole                   567887
PHILIP MORRIS INTl.            COM              718172109    11061   188975 SH       Sole                   188975
PINNACLE WEST                  COM              723484101      560    13500 SH       Sole                    13500
PNC BANK CORP.                 COM              693475105      352     5790 SH       Sole                     5790
POLYMER GROUP INC              COM              731745204     1487    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     4309  1026000 SH       Sole                  1026000
QUALCOMM INC.                  COM              747525103    15595   315121 SH       Sole                   315121
ROYAL DUTCH SHELL              COM              780259206     1182    17700 SH       Sole                    17700
TRANS ENERGY INC               COM              89323B306       63    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    21824   526651 SH       Sole                   526651
UNITED BANKSHARES              COM              909907107      321    11000 SH       Sole                    11000
USG Corp                       COM              903293405     3101   184245 SH       Sole                   184245
VERIZON COMM.                  COM              92343V104     7863   219752 SH       Sole                   219752
ZIMMER HOLDINGS                COM              98956P102    11320   210885 SH       Sole                   210885
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      272     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2244    36500 SH       Sole                    36500
SPDR-HEALTHCARE                MUTUAL           81369Y209     2016    64000 SH       Sole                    64000
SPDR-UTILITIES                 MUTUAL           81369Y886      376    12000 SH       Sole                    12000
VANGUARD WINDSOR II FUND       MUTUAL           922018205      261    10152 SH       Sole                    10152
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307      910    19730 SH       Sole                    19730
iSHARES DIVIDEND               MUTUAL           464287168      337     6750 SH       Sole                     6750
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      318     8200 SH       Sole                     8200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    41514   725011 SH       Sole                   725011
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      706    10877 SH       Sole                    10877
ISHARES EAFE GROWTH INDEX      COM              464288885     1323    21666 SH       Sole                    21666
MARKET VECTORS VIETNAM ETF     COM              57060U761      288    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     1092    19500 SH       Sole                    19500
ISHARES COMEX GOLD TRUST       COM              464285105      749    53880 SH       Sole                    53880
SPDR GOLD TRUST                COM              78463v107     8997    64855 SH       Sole                    64855
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2595    85793 SH       Sole                    85793
iSHARES AGGREG. INDEX          BOND             464287226     8642    81720 SH       Sole                    81720
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2208    21175 SH       Sole                    21175
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      441    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      875    70587 SH       Sole                    70587
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     7591   318800 SH       Sole                   318800